Revenue - Summarizes the Changes in Deferred Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning of period	$ 0	$ 0	$ 0
Deferral of revenue	250	0	0
Revenue recognized	(128)	0	0
Balance, end of period	$ 122	$ 0	$ 0